Shareholder Fees {- Fidelity Mega Cap Stock Fund}	Aug. 28, 2021 USD ($)
06.30 Fidelity Mega Cap Stock Fund Retail PRO-07 | Fidelity Mega Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none